INVESTMENT MANAGEMENT

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ  85258

December 6, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:         ING Variable Portfolios, Inc. (on behalf of ING International Index Portfolio)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Variable Portfolios, Inc. (“Registrant”).  This Form N-14 is being filed in connection with a reorganization in which ING International Index Portfolio, a series of the Registrant, will acquire all of the assets of ING American Funds International Portfolio, a series of ING Investors Trust, in exchange for shares of ING International Index Portfolio and the assumption by ING International Index Portfolio of the liabilities of ING American Funds International Portfolio.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 480-477-2650.

Very truly yours,

/s/ Kristen Freeman

Kristen J. Freeman
Counsel
ING U.S. Legal Services

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